Basis of Presentation and Summary of Significant Accounting Policies (Tables) (Property, Plant and Equipment, Useful Lives [Member])	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Useful Lives [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]	For purposes of computing depreciation, the useful lives of property and equipment are:
Leasehold improvements	5 years

Machinery and Equipment	3-25 years